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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            December 31

Date of reporting period:          September 30, 2014 (Fund’s inception date) - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	Robinson Tax Advanrtaged Income Fund
Reporting Period:		9/30/14 to 6/30/15

Issuer: [a]	Eaton Vance Muni Income Trust
Ticker: [b]	EVN
CUSIP: [c]	27826U108
Meeting Date: [d]	3/26/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

1.1		Elect Director Cynthia Frost	Management	For	For
1.2		Elect Director George Gorman	Management	For	For
1.3		Elect Director Valerie Mosley	Management	For	For
1.4		Elect Director Ronald Pearlman	Management	For	For

Issuer: [a]	Putnam Managed Muni Income Trust
Ticker: [b]	PMM
CUSIP: [c]	746823103
Meeting Date: [d]	4/23/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

1.1		Elect Director Liaquat Ahamed	Management	For	For
1.2		Elect Director Ravi Akhoury	Management	For	For
1.3		Elect Director Barbara Baumann	Management	For	For
1.4		Elect Director Jameson Baxter	Management	For	For
1.5		Elect Director Charles Curtis	Management	For	For
1.6		Elect Director Robert Darretta	Management	For	For
1.7		Elect Director Katinka Domotorffy	Management	For	For
1.8		Elect Director Paul Joskow	Management	For	For
1.9		Elect Director Kenneth Leibler	Management	For	For
1.10		Elect Director George Putnam	Management	For	For
1.11		Elect Director Robert Reynolds	Management	For	For
1.12		Elect Director W. Thomas Stephens	Management	For	For

Issuer: [a]	AllianceBernstein National Muni Income Fund
Ticker: [b]	AFB
CUSIP: [c]	01864U106
Meeting Date: [d]	3/30/2015

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

1.1		Elect Director Marshall Turner	Management	For	For
1.2		Elect Director Garry Moody	Management	For	For
1.3		Elect Director Earl Weiner	Management	For	For

[a]	The name of the issuer of the portfolio security;
[b]	The exchange ticker symbo of the portfolio security;
[c]	CUSIP number of the portfolio security. This item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers (SEDOL is not available);
[d]	The shareholder meeting date;
[e]	A brief identification of the matter voted on, for election of directors, must list name of each candidate;
[f]	Whether the matter was proposed by the issuer of by a security holder;
[g]	Whether the registrant case its vote on the matter, if Advisor did not vote, enter "not voted";
[h]	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
[i]	Whether the registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 20, 2015

* Print the name and title of each signing officer under his or her signature.